10-Q Acquisitions - Changes in contingent consideration account balance (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total contingent consideration liability, beginning balance	$ 3,358	$ 6,147	$ 4,724
Cash payments of contingent consideration		(3,236)
Issuance of SVS as settlement of contingent consideration		(497)
Revaluation of contingent consideration	(254)	641	(4,862)
Effect of exchange rate differences	(57)	215	(67)
Gain on contingent consideration not paid		88
Total contingent consideration liability, ending balance	3,047	3,358	6,147
Contingent consideration liability - net of current	3,047	3,358	2,837
EMMAC
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total contingent consideration liability, beginning balance	3,358	2,837	4,724
Cash payments of contingent consideration		0
Issuance of SVS as settlement of contingent consideration		0
Revaluation of contingent consideration	(254)	306	(1,820)
Effect of exchange rate differences	(57)	215	(67)
Gain on contingent consideration not paid		0
Total contingent consideration liability, ending balance	3,047	3,358	2,837
Contingent consideration liability - net of current	3,047	3,358
NGC
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total contingent consideration liability, beginning balance	0	3,310	0
Cash payments of contingent consideration		(3,236)
Issuance of SVS as settlement of contingent consideration		(497)
Revaluation of contingent consideration	0	335	(3,042)
Effect of exchange rate differences	0	0	0
Gain on contingent consideration not paid		88
Total contingent consideration liability, ending balance	0	0	$ 3,310
Contingent consideration liability - net of current	$ 0	$ 0